SCHEDULE OF BORROWINGS (Details) (Parenthetical) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 HKD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2020 USD ($)
Interest rate			50.00%
Seamless Group Inc [Member]
Loans payable			$ 2,100
Seamless Group Inc [Member] | Noble Tack International Limited [Member]
Loans payable			2,050
Seamless Group Inc [Member] | Mr Takis Wong [Member]
Interest rate	12.00%
Loans	$ 600	$ 4.7
Seamless Group Inc [Member] | Alexander Kong [Member]
Interest rate	12.00%
Loans	$ 300	$ 2.5
Loans payable	$ 4,100		1,700	$ 6,000
Seamless Group Inc [Member] | DR. Ronnie Hui [Member]
Loans payable			$ 600
Short-Term Debt [Member] | Minimum [Member] | Seamless Group Inc [Member]
Interest rate	15.00%			16.20%
Debt weighted average interest	15.90%		10.00%
Short-Term Debt [Member] | Maximum [Member] | Seamless Group Inc [Member]
Interest rate	17.00%			17.00%
Debt weighted average interest	15.90%			16.70%
Long-Term Debt [Member] | Minimum [Member] | Seamless Group Inc [Member]
Interest rate	2.50%			2.50%
Debt weighted average interest	18.00%
Long-Term Debt [Member] | Maximum [Member] | Seamless Group Inc [Member]
Interest rate	24.00%			24.00%
Debt weighted average interest				21.30%